Stock-Based Compensation	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation	Share-Based Compensation
The Company offers equity incentive plans to employees, directors, and others providing similar employee-related services, which meet the definition of an equity-classified share-based payment.
Stock Options
The Company has five ownership-based participation rights plans for employees, directors, and certain third-party providers. In accordance with the provisions of the plans, as approved by the directors and shareholders, grantees have been granted options to purchase common shares at exercise prices based on the fair value price of the Company’s common shares on the date of grant as approved by the directors. The stock options generally have a service condition of two to five years and vest over time as the service condition is being satisfied. Upon termination of employment, unvested stock options are evaluated for forfeiture or modifications, subject to the terms of the awards and Company's policies. The below table reflects the pre-combination shares under option multiplied by the exchange ratio and the weighted average exercise price divided by the exchange ratio.
Stock option awards outstanding as of March 31, 2023 and changes during the period ended March 31, 2023 were as follows:

	Shares under option (thousands)	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2023	14,661	$1.48	5.80	$58,565
Vested and expecting to vest at January 1, 2023	14,661	1.48	5.80	58,565
Exercisable at January 1, 2023	11,203	$1.44	5.15	$45,204
Granted	259	9.97	—	34
Exercised	(472)	1.59	—	1,827
Cancelled/forfeited	(93)	1.18	—	673
Outstanding at March 31, 2023	14,355	$1.63	5.81	$33,903
Vested and expecting to vest at March 31, 2023	14,355	1.63	5.81	33,903
Exercisable at March 31, 2023	11,303	$1.44	5.25	$27,650
The Company recorded compensation expense related to the options of $764 and $738 for the three months ended March 31, 2023 and March 31, 2022, respectively. Unrecognized compensation costs as of March 31, 2023 was $4,321 and will be recognized over a weighted average of 2.37 years.
Restricted Stock Awards (“RSAs”)
RSAs become eligible to vest upon the satisfaction of a time-based service condition. However, in order to vest, a liquidity event, defined as acquisition, asset transfer, or initial listing, must occur within 10 years from the grant date. Upon a liquidity event, if the participant’s service has not terminated, the entire RSA award vests in full, whether or not previously eligible for vesting. If the participant’s service has terminated and they have satisfied the time-based service condition, the RSAs that are outstanding and eligible for vesting immediately vest in full upon liquidity event. The time-based service requirements of the RSAs have a maximum term of three years from the date of grant.
As of December 31, 2022, there were 2,535,825 outstanding unvested shares for a weighted average grant date fair value of $1.08. This is also the number of RSAs that vested as a result of the Business Combination on the Closing Date. The vesting of the RSAs resulted in compensation expense of $2,741. Subsequent to the vesting of these shares, the holders of the RSAs surrendered 771,141 common shares to fund the payment of payroll tax on their behalf by the Company. This resulted in a total cash payment of $7,650 by the Company for employee payroll taxes associated with this vesting event.
Share-Based Compensation
The Company adopted the LanzaTech 2023 Long-Term Incentive Plan (the “LTIP”) in conjunction with the closing of the Business Combination. The LTIP provides for grants of a variety of awards to employees, directors, and other service providers to the Company, including, but not limited to stock options, stock appreciation rights, restricted stock awards, restricted stock units, performance awards and other stock-based awards or cash incentives. Prior to the effective date of the closing of the Business Combination, the Company granted awards under the LanzaTech NZ Inc. 2013 Stock Plan, the LanzaTech NZ Inc. 2015 Stock Plan, and the LanzaTech NZ, Inc. 2019 Stock Plan, (collectively, the “Prior Stock Plans”).
Equity Classified Awards:
RSUs
Under the LTIP, the Company has granted two types of RSUs: time-based RSUs, and market-based. Time-based RSUs granted to employees and other service providers (other than directors) are generally subject to a three-year annual pro-rata vesting schedule whereby the awards generally vest in 3 equal tranches on the first, second, and third anniversaries of the vesting commencement date, subject to grantee’s continued service through each vesting date. However, vesting will accelerate in certain circumstances (e.g., retirement, death, disability, or a qualified termination in connection with a change in control). Time-based RSUs granted to directors are subject to a one-year vesting schedule and the full award vests on the first anniversary of the vesting commencement date, subject to the director’s continued service through the vesting date. However, vesting will accelerate in certain circumstances (e.g., removal in connection with a change in control).
The market-based RSUs have both a time-based and a market-based vesting component. Both components must be met for the award to vest. The market-based RSUs are subject to the same three-year annual pro-rata vesting schedule as the employee time-based RSUs. The market-based vesting component is satisfied if on any date during the period beginning on the 151st date following the vesting commencement date and ending on the fifth anniversary of the vesting commencement date, the average closing price of a share of the Company’s common stock, equals or exceeds $11.50, determined using the closing share price from the 20 trading days preceding such determination date.
A summary of the unvested time-based and market-based equity-classified RSUs are presented in the following table:

	Number of RSUs (thousands)		Weighted Average Grant Date Fair Value
	Time-based	Market-based
January 1, 2023	—	—	$—
Granted	3,082	3,830	2.43
Vested	—	—	—
Cancelled/forfeited	(11)	—	3.45
June 30, 2023	3,071	3,830	$2.43
The Company recorded compensation expense related to the RSUs of $2,677 for the three and six months ended June 30, 2023. Unrecognized compensation costs as of June 30, 2023 was $14,068 and will be recognized over a weighted average of 2.33 years.
Stock Options
In accordance with the LTIP and Prior Stock Plans, grantees have also been granted stock options to purchase common shares. The exercise prices of each stock option was no less than the fair market value price of the Company’s common shares determined as of the date of grant. The stock options generally vest over the course of two to five years, subject to the service provider’s continued service through each vesting date. Upon termination of service, unvested stock options are forfeited in accordance with their terms unless the award agreement provides for accelerated vesting (e.g., due to retirement). The below table reflects the stock options granted prior to the Business Combination multiplied by the exchange ratio and the weighted average exercise price divided by the exchange ratio.
Stock option awards outstanding as of June 30, 2023 and changes during the period ended June 30, 2023 were as follows:

	Shares under option (thousands)	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2023	14,661	$1.48	5.80	$58,565
Vested and expecting to vest at January 1, 2023	14,661	1.48	5.80	58,565
Exercisable at January 1, 2023	11,203	$1.44	5.15	$45,204
Granted	3,556	3.77	—	594
Exercised	(699)	1.55	—	2,337
Cancelled/forfeited	(100)	1.30	—	693
Outstanding at June 30, 2023	17,418	$1.94	6.41	$85,948
Vested and expecting to vest at June 30, 2023	17,418	1.94	6.41	85,948
Exercisable at June 30, 2023	11,240	$1.48	5.11	$60,321
The Company recorded compensation expense related to the options of $2,445 and $676 for the three months ended June 30, 2023 and 2022, respectively, and $3,209 and $1,414 for the six months ended June 30, 2023 and 2022. Unrecognized compensation costs as of June 30, 2023 was $10,801 and will be recognized over a weighted average of 2.51 years.
Restricted Stock Awards (“RSAs”)
Under the Prior Stock Plans, the Company granted RSAs which become eligible to vest upon the satisfaction of a time-based service condition. However, in order to vest, a liquidity event, defined as acquisition, asset transfer, or initial listing, must occur within 10 years from the grant date. Upon a liquidity event, if the participant’s service has not terminated, the entire RSA award vests in full, whether or not previously eligible for vesting. If the participant’s service has terminated and they have satisfied the time-based service condition, the RSAs that are outstanding and eligible for vesting immediately vest in full upon liquidity event. The time-based service requirements of the RSAs have a maximum term of three years from the date of grant.
As of December 31, 2022, there were 2,535,825 outstanding unvested RSAs with a weighted average grant date fair value of $1.08. The Business Combination constituted a “liquidity event” which caused the vesting of all such outstanding, unvested RSAs. The vesting of the RSAs resulted in compensation expense of $0 and $2,741 for the three and six months ended June 30, 2023, respectively. There was no compensation expense recorded in the comparable periods in 2022, because the Company concluded that the liquidity event performance condition was not probable of being satisfied at the time. In connection with the vesting of these RSAs, certain holders of the RSAs surrendered 771,141 shares in a withhold to cover transaction to fund the payment of applicable tax withholding on their behalf by the Company. This resulted in a total cash payment of $7,650 by the Company to the Internal Revenue Service for the applicable tax withholding associated with this vesting event.
Liability-Classified Awards
Phantom RSUs
Under a phantom equity sub-plan of the LTIP, certain non-US employees of the Company were provided with Phantom RSUs that can only be settled in cash and are therefore recorded as a liability. The Phantom RSUs have a graded vesting schedule and vest in 3 equal tranches on the first, second, and third anniversaries of the vesting commencement date, subject to the employee meeting the requisite service requirements. Grantees are entitled to receive a cash payment equal to the fair market value of a share multiplied by the number of vested RSUs as of the applicable vesting date.
Phantom SARs
Under a phantom equity sub-plan of the LTIP, certain non-US employees of the company were provided with Phantom SARs that can only be settled in cash and are therefore recorded as a liability. The Phantom SARs have a graded vesting schedule and vest in three equal tranches on the first, second, and third anniversaries of the vesting commencement date, subject to the employee meeting the requisite service requirements. Phantom SARs expire 10 years after the grant date and entitle the grantee to receive a cash payment upon exercise of the award equal to the excess of the fair market value of a share on the date of exercise over the exercise price multiplied by the number of SARs exercised.
Share-Based Compensation
The Company adopted the LanzaTech 2023 Long-Term Incentive Plan (the “LTIP”) in conjunction with the closing of the Business Combination. The LTIP provides for grants of a variety of awards to employees, directors, and other service providers to the Company, including, but not limited to stock options, stock appreciation rights, restricted stock awards, restricted stock units, performance awards and other stock-based awards or cash incentives. Prior to the effective date of the closing of the Business Combination, the Company granted awards under the LanzaTech NZ Inc. 2013 Stock Plan, the LanzaTech NZ Inc. 2015 Stock Plan, and the LanzaTech NZ, Inc. 2019 Stock Plan, (collectively, the “Prior Stock Plans”).
Equity Classified Awards:
RSUs
Under the LTIP, the Company has granted two types of RSUs: time-based RSUs, and market-based RSUs. Time-based RSUs granted to employees and other service providers (other than directors) are generally subject to a three-year annual pro-rata vesting schedule whereby the awards generally vest in 3 equal tranches on the first, second, and third anniversaries of the vesting commencement date, subject to grantee’s continued service through each vesting date. However, vesting will accelerate in certain circumstances (e.g., retirement, death, disability, or a qualified termination in connection with a change in control). Time-based RSUs granted to directors are subject to a one-year vesting schedule and the full award vests on the first anniversary of the vesting commencement date, subject to the director’s continued service through the vesting date. However, vesting will accelerate in certain circumstances (e.g., removal in connection with a change in control).
The market-based RSUs have both a time-based and a market-based vesting component. Both components must be met for the award to vest. The market-based RSUs are subject to the same three-year annual pro-rata vesting schedule as the employee time-based RSUs. The market-based vesting component is satisfied if on any date during the period beginning on the 151st date following the vesting commencement date and ending on the fifth anniversary of the vesting commencement date, the average closing price of a share of the Company’s common stock, equals or exceeds $11.50, determined using the closing share price from the 20 trading days preceding such determination date.
A summary of the unvested time-based and market-based equity-classified RSUs are presented in the following table:

	Number of RSUs (thousands)		Weighted Average Grant Date Fair Value
	Time-based	Market-based
January 1, 2023	—	—	$—
Granted	3,143	3,930	2.49
Vested	(2)	—	3.45
Cancelled/forfeited	(28)	—	3.43
September 30, 2023	3,113	3,930	$2.49
The Company recorded compensation expense related to the RSUs of $1,895 and $4,594 for the three and nine months ended September 30, 2023. Unrecognized compensation costs as of September 30, 2023 was $12,936 and will be recognized over a weighted average of 1.98 years.
Stock Options
In accordance with the LTIP and Prior Stock Plans, grantees have also been granted stock options to purchase common shares. The exercise prices of each stock option was no less than the fair market value price of the Company’s common shares determined as of the date of grant. The stock options generally vest over the course of two to five years, subject to the service provider’s continued service through each vesting date. Upon termination of service, unvested stock options are forfeited in accordance with their terms unless the award agreement provides for accelerated vesting (e.g., due to retirement). The below table reflects the stock options granted prior to the Business Combination multiplied by the exchange ratio and the weighted average exercise price divided by the exchange ratio.
Stock option awards outstanding as of September 30, 2023 and changes during the period ended September 30, 2023 were as follows:

	Shares subject to option (thousands)	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2023	14,661	$1.48	5.80
Vested and expecting to vest at January 1, 2023	14,661	1.48	5.80
Exercisable at January 1, 2023	11,203	$1.44	5.15
Granted	3,556	3.77	—
Exercised	(1,075)	1.53	—
Cancelled/forfeited	(120)	1.76	—
Outstanding at September 30, 2023	17,022	$1.95	6.21	$47,653
Vested and expecting to vest at September 30, 2023	17,022	1.95	6.21	47,653
Exercisable at September 30, 2023	11,208	$1.48	4.98	$36,026
The Company recorded compensation expense related to the options of $1,234 and $653 for the three months ended September 30, 2023 and 2022, respectively, and $4,443 and $2,067 for the nine months ended September 30, 2023 and 2022. Unrecognized compensation costs as of September 30, 2023 was $9,550 and will be recognized over a weighted average of 2.29 years.
Restricted Stock Awards (“RSAs”)
Under the Prior Stock Plans, the Company granted RSAs which become eligible to vest upon the satisfaction of a time-based service condition. However, in order to vest, a liquidity event, defined as acquisition, asset transfer, or initial listing, must occur within 10 years from the grant date. Upon a liquidity event, if the participant’s service has not terminated, the entire RSA award vests in full, whether or not previously eligible for vesting. If the participant’s service has terminated and they have satisfied the time-based service condition, the RSAs that are outstanding and eligible for vesting immediately vest in full upon liquidity event. The time-based service requirements of the RSAs have a maximum term of three years from the date of grant.
As of December 31, 2022, there were 2,535,825 outstanding unvested RSAs with a weighted average grant date fair value of $1.08. The Business Combination constituted a “liquidity event” which caused the vesting of all such outstanding, unvested RSAs. The vesting of the RSAs resulted in compensation expense of $0 and $2,741 for the three and nine months ended September 30, 2023, respectively. There was no compensation expense recorded in the comparable periods in 2022, because the Company concluded that the liquidity event performance condition was not probable of being satisfied at the time. In connection with the vesting of these RSAs, certain holders of the RSAs surrendered 771,141 shares in a withhold to cover transaction to fund the payment of applicable tax withholding on their behalf by the Company. This resulted in a total cash payment of $7,650 by the Company to the Internal Revenue Service for the applicable tax withholding associated with this vesting event.
Liability-Classified Awards
Phantom RSUs
Under a phantom equity sub-plan of the LTIP, certain non-US employees of the Company were provided with Phantom RSUs that can only be settled in cash and are therefore recorded as a liability. The Phantom RSUs have a graded vesting schedule and vest in 3 equal tranches on the first, second, and third anniversaries of the vesting commencement date, subject to the employee meeting the requisite service requirements. Grantees are entitled to receive a cash payment equal to the fair market value of a share multiplied by the number of vested RSUs as of the applicable vesting date.
Phantom SARs
Under a phantom equity sub-plan of the LTIP, certain non-US employees of the company were provided with Phantom SARs that can only be settled in cash and are therefore recorded as a liability. The Phantom SARs have a graded vesting schedule and vest in three equal tranches on the first, second, and third anniversaries of the vesting commencement date, subject to the employee meeting the requisite service requirements. Phantom SARs expire 10 years after the grant date and entitle the grantee to receive a cash payment upon exercise of the award equal to the excess of the fair market value of a share on the date of exercise over the exercise price multiplied by the number of SARs exercised.
Share-Based Compensation
The Company offers share option plans to employees, directors, and others providing similar employee-related services, which meet the definition of an equity-classified share-based payment.
Stock Options
The Company has five ownership-based participation rights plans for employees, directors, and certain third-party providers. In accordance with the provisions of the plans, as approved by the directors and shareholders, grantees have been granted options to purchase common shares at an exercise price based on the fair value price of the Company’s common shares on the date of grant as approved by the directors. The stock options generally have a service condition of two to five years and vest over time as the service condition is being satisfied. Upon termination of employment, unvested stock options are evaluated for forfeiture or modifications, subject to the terms of the awards and Company's policies. The below table reflects the pre-combination shares under option multiplied by the exchange ratio and the weighted average exercise price divided by the exchange ratio.
Stock option awards outstanding as of December 31, 2022 and changes during the period ended December 31, 2022 were as follows:

	Shares under option (thousands)	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2022	16,822	$1.50	6.16	$27,796
Vested and expecting to vest at January 1, 2022	16,822	1.50	6.16	27,796
Exercisable at January 1, 2022	10,845	$1.44	4.85	$18,499
Exercised	(1,968)	1.60	—	3,520
Cancelled/forfeited	(191)	2.20	—	218
Expired	(2)	1.52	—	4
Outstanding at December 31, 2022	14,661	$1.48	5.80	$58,565
Vested and expecting to vest at December 31, 2022	14,661	1.48	5.80	58,565
Exercisable at December 31, 2022	11,203	$1.44	5.15	$45,204
The Company recorded compensation expense of $2,527 and $2,531 for the years ended December 31, 2022 and December 31, 2021, respectively. Unrecognized compensation costs as of December 31, 2022 was $3,354 and will be recognized over a weighted average of 2.07 years .
Restricted Stock Awards (“RSAs”)
RSAs become eligible to vest upon the satisfaction of a time-based service condition. However, in order to vest, a liquidity event, defined as acquisition, asset transfer, or initial listing, must occur within 10 years from the grant date. Upon a liquidity event, if the participant’s service has not terminated, the entire RSA award vests in full, whether or not previously eligible for vesting. If the participant’s service has terminated and they have satisfied the time-based service condition, the RSAs that are outstanding and eligible for vesting shall immediately vest in full upon liquidity event. The time-based service requirements of the RSAs have a maximum term of three years from the date of grant.
As of December 31, 2022, there were 2,535,825 outstanding unvested shares for a weighted average fair value of $1.08. There were no changes during the year ended December 31, 2022.
As of December 31, 2022, and December 31, 2021 the Company concluded that the liquidity event performance condition described above for the RSAs was not probable of being satisfied at such time. As a result, the Company did not recognize any compensation expense during the years ended December 31, 2022 and December 31, 2021 for these RSAs.